QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2014

ITEM 1. SCHEDULE OF INVESTMENTS for European Equity Fund

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCK	96.75%

	BELGIUM	2.16%
3,841	Anheuser-Busch Inbev Strip VVPR		$427,317

	DENMARK	4.56%
600	Coloplast		50,283
13,353	Novo Nordisk		638,726
4,953	Novozymes A/S Ser B		214,825

			903,834

	FRANCE	17.21%
5,536	Air Liquide Ord		674,947
20,703	Bureau Veritas SA		457,276
5,104	Essilor International		560,224
933	Hermes Inteernational SA		278,871
2,323	L’oreal Ord		368,651
2,537	LeGrand SA		131,946
2,413	Pernod Ricard Ord		273,080
1,800	Sanofi		203,525
979	Unibail-Rodamco SE		251,771
6,540	Zodiac Aerospace		208,524

			3,408,815

	GERMANY	3.53%
4,425	Fresenius Medical Care AG & co.		$308,937
2,565	Heidelbergcement AG		169,429
5,984	Wirecard AG		221,015

			699,381

	GREAT BRITAIN	26.03%
41,820	Barratt Developments		268,600
18,640	British American Tobacco		1,052,426
14,163	Countrywide PLC		103,665
19,162	Diageo PLC		554,621
25,358	Dominos Pizza Group Plc		233,550
21,690	Fresnillo Plc-W/I		267,295
14,778	Persimmon		319,660
1,920	Rangold Resources LTD		131,038
1,959	Rangold Resources LTD ADR		132,409
10,374	Reckitt Benckiser Group		899,947
22,715	Rolls Royce Holdings Ord		355,248
10,455	Sabmiller PLC		581,141
42,971	William Hill PLC		257,667
106,500	Trans Balkan Investments(1)		-

			5,157,267

	IRELAND	2.84%
2,631	Accenture PLC		213,953
4,842	Paddy Power PLC		349,482

			563,435

	ITALY	0.51%
1,926	Luxottica Group SPA		100,230

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	NETHERLANDS	6.97%
4,059	Core Laboratories NV		594,035
19,775	Unilever NV Certificates		787,176

			1,381,211

	ROMANIA	0.00%
590,000	Romania Property Fund LT(1)		0

	RUSSIA	0.00%
1	Joint Stock company Open GDR		1

	SOUTH AFRICA	1.18%
2,127	Naspers LTD-N SHS		234,191

	SPAIN	2.33%
11,280	Grifols SA		461,978

	SWEDEN	1.91%
4,717	Indutrade AB		179,313
4,215	Svenska Handelsbanken-A		198,171

			377,484

	SWITZERLAND	21.19%
8649	CIE Financiere Richemon		709,135
4,750	DKSH Holding Ltd		354,162
51	Lindt & Spruenglin		254,626
13,327	Nestle SA Cham ET Vevey		979,721
10,978	Reinet Investments SCA		236,586
3,705	Roche Holding AG-GENUSSC		1,097,620
176	SGS SA Reg D		364,856
58	Sika AG-BR		201,021

			4,197,727

	UNITED STATES	6.34%
10,354	Philip Morris International		863,524
339	Priceline Group Inc.		392,759

			1,256,283

	NET INVESTMENTS IN SECURITIES	96.75%	19,169,154
	Other assets, net of liabilities	3.25%	643,179

	NET ASSETS	100.00%	$19,812,333

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

(1) - Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.00% of the Fund’s net assets at September 30, 2014.

Security Valuation
The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks
Belgium	427,317	-	-	427,317
Denmark	903,834	-	-	903,834
France	3,408,815	-	-	3,408,815
Germany	699,381	-	-	699,381
Great Britain	5,157,267	-	-	5,157,267
Ireland	563,435	-	-	563,435
Italy	100,230	-	-	100,230
Netherlands	1,381,211	-	-	1,381,211
Romania	-	-	-	-
Russia	1	-	-	1
South Africa	234,191			234,191
Spain	461,978	-	-	461,978
Sweden	377,484	-	-	377,484
Switzerland	4,197,727	-	-	4,197,727
United States	1,256,283	-	-	1,256,283

Total Common Stocks	$19,169,154	$0	$0	$19,169,154

The fair value estimates for the Level 3 securities were determined pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from the market place in which the security is traded, analysis of the company’s performance and market trends that may influence its performance. Level 3 securities represented 0.00% as a percentage of Net Assets of the Fund. There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

The following is a reconciliation for assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities
Balance as of 12/31/13	$0
Change in shares	0
Change in Level 3 unrealized appreciation/depreciation	0

Balance as of 09/30/14	$0

The following table presents additionial information about valuation methodologies and inputs used for investments that are measured at fair value and categorized with Level 3 as of September 30, 2014:

	Fair Value September 30,	Valuation	Unobservable	Impact to Valuation From an Increase in
	2014	Methodologies	Input (1)	Input (2)

Common Stock	$0	Fair Value	Third party inputs	Increase
		Pricing

(1)The fair value estimates for the Level 3 securities were determined pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including but not limited to, the following:the type of security, the extent of public trading of the security, information obtained from the market place in which the security is traded, analysis of the company’s performance and market trends that may influence its performance.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

At September 30, 2014, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $22,504,425 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,690,292
Gross unrealized depreciation	(5,105,472)

Net unrealized appreciation (depreciation)	$(3,415,180)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: November 20, 2014

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 20, 2014